Note 12 - Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities [Table Text Block]
	2015	2014
(Dollar amounts in thousands)
Accrued interest payable	$395	$315
Supplemental Executive Retirement Plan	1,091	828
Accrued salary expense	689	609
Other	449	368

Total	$2,624	$2,120